Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	nvit_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Growth Fund (formerly, American Century NVIT Growth Fund)
NVIT Large Cap Growth Fund

Supplement dated December 21, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.           NVIT Growth Fund

1.	Effective immediately, the Fees and Expenses Table for the NVIT Growth Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class I Shares	Class II Shares	Class IV Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	None	0.25%	None
Other Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.86%	1.11%	0.86%
Fee Waiver/Expense Reimbursement1,2	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.72%	0.97%	0.72%
1 "Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
2 Nationwide Variable Insurance Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.139% of the management fee to which the Adviser would be entitled until April 30, 2017.

2.	Effective immediately, the Example Table for the NVIT Growth Fund, found on page 3 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$74	$246	$449	$1,034
Class II Shares	99	325	584	1,326
Class IV Shares	74	246	449	1,034

II.           NVIT Large Cap Growth Fund

1.	Effective immediately, the Fees and Expenses Table for the NVIT Large Cap Growth Fund, found on page 24 of the Prospectus, is deleted and restated as follows:

	Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	None
Other Expenses	0.20%	0.20%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.68%	0.93%	0.78%	0.53%
Fee Waiver/Expense Reimbursement1,2,3	(0.07%)	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.61%	0.86%	0.71%	0.46%
1 "Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
2 Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors ("the Adviser") have entered into a written contract limiting annual fund operating expenses to 0.65%, 0.90%, 0.75%, and 0.50% for Class I, Class II, Class P, and Class Y shares, respectively, until April 30, 2017. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.
3 In addition to the fees waived pursuant to the expense limitation agreement described in footnote 2, the Adviser and the Trust have entered into a written contract in which the Adviser has agreed to waive 0.038% of the management fee to which the Adviser would be entitled until April 30, 2017.

2.	Effective immediately, the Example Table for the NVIT Large Cap Growth Fund, found on page 25 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$204	$365	$833
Class II Shares	88	283	501	1,130
Class P Shares	73	235	420	953
Class Y Shares	47	156	282	651

NVIT Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

Supplement dated December 21, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.           NVIT Growth Fund

1.	Effective immediately, the Fees and Expenses Table for the NVIT Growth Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class I Shares	Class II Shares	Class IV Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	None	0.25%	None
Other Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.86%	1.11%	0.86%
Fee Waiver/Expense Reimbursement1,2	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.72%	0.97%	0.72%
1 "Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
2 Nationwide Variable Insurance Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.139% of the management fee to which the Adviser would be entitled until April 30, 2017.

2.	Effective immediately, the Example Table for the NVIT Growth Fund, found on page 3 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$74	$246	$449	$1,034
Class II Shares	99	325	584	1,326
Class IV Shares	74	246	449	1,034

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
NVIT Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,034
NVIT Growth Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	$ 1,326
NVIT Growth Fund | Class IV Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,034
NVIT Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nvit_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Large Cap Growth Fund

Supplement dated December 21, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

II.           NVIT Large Cap Growth Fund

1.	Effective immediately, the Fees and Expenses Table for the NVIT Large Cap Growth Fund, found on page 24 of the Prospectus, is deleted and restated as follows:

	Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.25%	None
Other Expenses	0.20%	0.20%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.68%	0.93%	0.78%	0.53%
Fee Waiver/Expense Reimbursement1,2,3	(0.07%)	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.61%	0.86%	0.71%	0.46%
1 "Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
2 Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors ("the Adviser") have entered into a written contract limiting annual fund operating expenses to 0.65%, 0.90%, 0.75%, and 0.50% for Class I, Class II, Class P, and Class Y shares, respectively, until April 30, 2017. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.
3 In addition to the fees waived pursuant to the expense limitation agreement described in footnote 2, the Adviser and the Trust have entered into a written contract in which the Adviser has agreed to waive 0.038% of the management fee to which the Adviser would be entitled until April 30, 2017.

2.	Effective immediately, the Example Table for the NVIT Large Cap Growth Fund, found on page 25 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$204	$365	$833
Class II Shares	88	283	501	1,130
Class P Shares	73	235	420	953
Class Y Shares	47	156	282	651

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
NVIT Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	204
5 Years	rr_ExpenseExampleYear05	365
10 Years	rr_ExpenseExampleYear10	$ 833
NVIT Large Cap Growth Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	$ 1,130
NVIT Large Cap Growth Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	235
5 Years	rr_ExpenseExampleYear05	420
10 Years	rr_ExpenseExampleYear10	$ 953
NVIT Large Cap Growth Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	156
5 Years	rr_ExpenseExampleYear05	282
10 Years	rr_ExpenseExampleYear10	$ 651

[1]	"Fee Waiver/Expense Reimbursement" has been restated to reflect current fee waivers.
[2]	Nationwide Variable Insurance Trust and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.139% of the management fee to which the Adviser would be entitled until April 30, 2017.
[3]	In addition to the fees waived pursuant to the expense limitation agreement described in footnote 2, the Adviser and the Trust have entered into a written contract in which the Adviser has agreed to waive 0.038% of the management fee to which the Adviser would be entitled until April 30, 2017.
[4]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors ("the Adviser") have entered into a written contract limiting annual fund operating expenses to 0.65%, 0.90%, 0.75%, and 0.50% for Class I, Class II, Class P, and Class Y shares, respectively, until April 30, 2017. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.